North Square Altrinsic International Equity Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 94.0%
	BERMUDA - 3.3%
2,849	Credicorp Ltd.	$408,034
4,006	Everest Re Group, Ltd.	1,135,301
		1,543,335
	CANADA - 1.4%
5,584	Agnico Eagle Mines Ltd.	266,804
76,316	Kinross Gold Corp.	412,454
		679,258
	CHINA - 4.0%
24,364	Alibaba Group Holding Ltd.*	381,871
29,666	Baidu, Inc. - Class A*	587,650
160,400	Sands China Ltd.*	447,268
18,137	Trip.com Group Ltd. - ADR*	482,625
		1,899,414
	FRANCE - 11.7%
16,461	Accor SA*	604,961
29,938	AXA SA	948,161
29,360	Bureau Veritas SA	840,054
10,023	Danone	624,942
10,673	Sanofi	1,115,985
6,791	SCOR SE	231,657
20,955	TotalEnergies SE	1,191,651
		5,557,411
	GERMANY - 6.9%
1,045	adidas AG	286,764
3,867	Continental AG*	374,904
8,968	Fresenius Medical Care AG & Co. KGaA	609,761
7,195	SAP SE	902,688
5,533	Siemens AG	878,476
10,088	Siemens Energy AG	226,907
		3,279,500
	IRELAND - 5.3%
713	Linde Public Limited Co.	226,747
10,308	Medtronic, PLC	1,066,775
5,247	Willis Towers Watson Public Limited Co.	1,227,588
		2,521,110
	ISRAEL - 2.4%
9,318	Check Point Software Technologies Ltd.*	1,127,571

	JAPAN - 14.6%
74,846	Astellas Pharma Inc.	1,208,058
10,287	Daito Trust Construction Co., Ltd.	1,179,575
26,743	Japan Exchange Group Inc.	550,126
27,689	KUBOTA CORP.	593,806
19,108	Makita Corp.	715,087
1,188	Nintendo Co., Ltd.	582,170
26,801	Sumitomo Mitsui Trust Holdings, Inc.	926,811
18,994	Tokio Marine Holdings, Inc.	1,133,442
		6,889,075
	NETHERLANDS - 7.0%
7,579	Akzo Nobel N.V.	784,480
11,411	Euronext NV	1,100,155
13,247	Heineken N.V.	1,420,689
		3,305,324
	REPUBLIC OF KOREA - 3.0%
20,944	KB Financial Group Inc. - ADR*	1,043,011
211	Samsung Electronics Co., Ltd. - GDR	329,002
35	Samsung Electronics Co., Ltd. - GDR*	55,027
		1,427,040
	SINGAPORE - 1.7%
113,231	Singapore Exchange Ltd.	783,759

	SPAIN - 1.5%
4,442	Aena SME, S.A.*	717,746

	SWEDEN - 1.6%
15,943	ASSA ABLOY AB - Class B	436,553
23,516	Telefonaktiebolaget LM Ericsson - Class B	293,623
		730,176
	SWITZERLAND - 13.7%
7,854	Chubb Ltd.	1,549,437
11,863	Julius Baer Group Ltd.	775,243
10,058	Nestle S.A.	1,298,873
10,334	Novartis AG	897,917
1,187	Roche Holding AG	459,368
3,134	Zurich Insurance Group AG	1,499,019
		6,479,857
	UNITED KINGDOM - 14.1%
2,303	Aon PLC - Class A	636,641
21,356	BP p.l.c - ADR	660,328
107,680	BT Group PLC	285,209
22,000	Diageo plc	1,110,150
52,438	GlaxoSmithKline PLC	1,170,206
31,443	Liberty Global plc - Class A*	852,734
808,962	Lloyds Banking Group plc	561,397
23,409	Smiths Group PLC	493,405
52,463	Vodafone Group PLC - ADR	918,627
		6,688,697

	UNITED STATES - 1.8%
190	Booking Holdings Inc.*	466,665
4,712	Cognizant Technology Solutions Corp. - Class A	402,499
		869,164
	TOTAL COMMON STOCKS
	(Cost $43,203,130)	44,498,437

	PREFERRED STOCK - 1.5%
	GERMANY - 1.5%
8,303	Henkel AG & Co. KGaA	679,086

	TOTAL PREFERRED STOCK
	(Cost $839,708)	679,086

	SHORT-TERM INVESTMENT - 4.4%
2,093,338	First American Treasury Obligations Fund - Class X, 0.01%[1]	2,093,338
	TOTAL SHORT-TERM INVESTMENT
	(Cost $2,093,338)	2,093,338

	TOTAL INVESTMENTS - 99.9%
	(Cost $46,136,176)	47,270,861
	Other Assets in Excess of Liabilities - 0.1%	63,974
	TOTAL NET ASSETS - 100.0%	$47,334,835

ADR - American Depositary Receipt
GDR - Global Depositary Receipt
PLC - Public Limited Company

*	Non-Income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments

North Square Altrinsic International Equity Fund
SUMMARY OF INVESTMENTS
As of January 31, 2022 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financials	30.6%
Health Care	13.8%
Industrials	10.4%
Consumer Staples	9.4%
Communication Services	6.8%
Information Technology	6.6%
Consumer Discretionary	6.4%
Energy	3.9%
Materials	3.6%
Real Estate	2.5%
Total Common Stocks	94.0%
Preferred Stock	1.5%
Short-Term Investment	4.4%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See accompanying Notes to Schedule of Investments

North Square Altrinsic International Equity Fund
NOTES TO SCHEDULE OF INVESTMENTS
As of January 31, 2022 (Unaudited)

Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of January 31, 2022, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Bermuda	$1,543,335	$-	$-	$1,543,335
Canada	679,258	-	-	679,258
China	482,625	1,416,789	-	1,899,414
France	-	5,557,411	-	5,557,411
Germany	-	3,279,500	-	3,279,500
Ireland	2,294,363	226,747	-	2,521,110
Israel	1,127,571	-	-	1,127,571
Japan	-	6,889,075	-	6,889,075
Netherlands	-	3,305,324	-	3,305,324
Republic of Korea	1,043,011	384,029	-	1,427,040
Singapore	-	783,759	-	783,759
Spain	-	717,746	-	717,746
Sweden	-	730,176	-	730,176
Switzerland	1,549,437	4,930,420	-	6,479,857
United Kingdom	3,068,330	3,620,367	-	6,688,697
United States	869,164	-	-	869,164
Preferred Stock
Germany	-	679,086	-	679,086
Short-Term Investment	2,093,338	-	-	2,093,338
Total Investments	$14,750,432	$32,520,429	$-	$47,270,861

* The Fund did not hold any Level 3 securities at period end.